Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,445,573	$ 1,536,178	$ 0
Gain on disposal of equipment	$ 94,984